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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22705

SSgA Master Trust
(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, MA 02111
(Address of principal executive offices) (Zip code)


Christopher A. Madden, Esq.
State Street Bank and Trust Company
One Lincoln Street / CPH0326
Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Reporting Period: 07/01/2012 - 06/30/2013

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================== SPDR Blackstone/GSO Senior Loan Portfolio ===================

SPDR Blackstone/GSO Senior Loan Portfolio did not hold any votable positions during the reporting period and therefore there is no proxy voting record.



======================= SSgA Global Allocation Portfolio =======================

SSgA Global Allocation Portfolio did not hold any votable positions during the reporting period and therefore there is no proxy voting record.



======================= SSgA Income Allocation Portfolio =======================

SSgA Income Allocation Portfolio did not hold any votable positions during the reporting period and therefore there is no proxy voting record.



==================== SSgA Multi-Asset Real Return Portfolio ====================


POWERSHARES EXCHANGE-TRADED FUND TRUST II

Ticker:                      Security ID:  73936Q702
Meeting Date: JUN 20, 2013   Meeting Type: Special
Record Date:  APR 22, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Ronn R. Bagge            For       For          Management
1.2   Elect Director Todd J. Barre            For       For          Management
1.3   Elect Director Kevin M. Carome          For       For          Management
1.4   Elect Director Marc M. Kole             For       For          Management
1.5   Elect Director Yung Bong Lim            For       For          Management
1.6   Elect Director Philip M. Nussbaum       For       For          Management
1.7   Elect Director Gary R. Wicker           For       For          Management
1.8   Elect Director Donald H. Wilson         For       For          Management

================================================================================

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The following funds have not commenced operations as of June 30, 2013:

        SPDR SSgA Conservative Global Allocation Portfolio
        SPDR SSgA Aggressive Global Allocation Portfolio

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SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Master Trust
(Registrant)


By: /s/ Ellen Needham
    Ellen Needham
    President


Date: August 27, 2013


========== END NPX REPORT